DISPOSAL OF SUBSIDIARY - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Equity Method Investments [Line Items]
Proceeds received from disposal of equity investments		$ 0	$ 9,497	$ 5,187
Disposal of subsidiaries	$ 55
Cixi Hollysys [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds received from disposal of equity investments		$ 13,160